ORGANIZATION AND PLAN OF BUSINESS OPERATIONS (Details) - USD ($)			1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 21, 2022	Jul. 30, 2020	Jan. 31, 2022	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Transaction Costs					$ 13,273,096	$ 13,273,096
Underwriting fees					4,600,000	4,600,000
Deferred underwriting fees				$ 8,050,000	8,050,000	8,050,000
Other offering costs					623,096	$ 623,096
Investment of Cash into Trust Account				492,136	$ 738,206
Threshold minimum aggregate fair market value as a percentage of the assets held in the Trust Account					80.00%	80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination					50.00%	50.00%
Redemption of shares calculated based on business days prior to consummation of business combination (in days)					2 days	2 days
Minimum net tangible assets upon consummation of the business combination				5,000,001	$ 5,000,001	$ 5,000,001
Threshold percentage of public shares subject to redemption without the company's prior written consent					15.00%	15.00%
Obligation to redeem public shares if entity does not complete a business combination (as a percent)					100.00%	100.00%
Threshold business days for redemption of public shares					10 days	10 days
Maximum net interest to pay dissolution expenses					$ 100,000	$ 100,000
Amount of cash paid out of Trust Account for redemptions	$ 148,079,821		$ 148,079,821		$ 43,349,494
Payments for redemptions out of Trust Account per share					$ 10.15
Percentage of security holders					5.00%
Cash				0	$ 0	8,390	$ 792,416
Cash and marketable securities held in Trust Account				83,421,902	83,421,902	230,158,259	$ 230,091,362
Working Capital				$ 10,251,609	10,251,609	$ 6,666,868
Cash withdrawn from Trust Account in connection with redemption	$ 148,079,821		$ 148,079,821		43,349,494
Class A common stock
Subsidiary, Sale of Stock [Line Items]
Amount of cash paid out of Trust Account for redemptions					$ 148,079,821
Temporary Equity Shares, Elected To Redeem, Upon Extension Of Business Combination Period	14,797,723		14,797,723	14,797,723	14,797,723
Class A Ordinary shares elected to redeem upon extension of business combination period	14,797,723		14,797,723	14,797,723	14,797,723
Cash withdrawn from Trust Account in connection with redemption					$ 148,079,821
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued		23,000,000
Unit price		$ 10.00		$ 10.00	$ 10.00	$ 10.00
Proceeds from issuance of units		$ 230,000,000
Investment of Cash into Trust Account		$ 230,000,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units issued		3,000,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Private placement warrants issued				6,600,000	6,600,000	6,600,000
Price of warrant				$ 1.00	$ 1.00	$ 1.00
Proceeds from sale of Private Placement Warrants					$ 6,600,000	$ 6,600,000